[SUTHERLAND ASBILL & BRENNAN LLP]

DODIE KENT
DIRECT LINE: 212-389-5080
E-mail: Dodie.Kent@sutherland.com

February 16, 2016

VIA EMAIL AND EDGAR

Commissioners
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549-8629

Re: Great American Life Insurance Company
Pre-Effective Amendment No. 1 to Registration Statement on Form S-1
File No. 333-207914

Commissioners:

On behalf of Great American Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the above-referenced Form S-1 Registration Statement (the “Registration Statement”) for certain deferred annuity contracts (the “Contracts”).

The Pre-Effective Amendment includes the following items, as requested in comments provided by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to outside counsel for the Company in a letter dated January 8, 2016 (the “January Letter”).

•	All applicable exhibits (including three waiver riders in Exhibit 4) (comment 20.a)

•	Amended and Restated Articles of Incorporation of the Company in Exhibit 3 (comment 20.b)

•	New powers of attorney that relate specifically to the Pre-Effective Amendment (comment 21)

•	Financial statements, exhibits and other required disclosures that were not included in the Registration Statement (comment 22)

The Pre-Effective Amendment incorporates, to the extent applicable, the Company’s previous responses to the comments described below.

•	Responses to comments 1-19 in the January Letter, which were included in a Correspondence filing made on January 27, 2016

•	Responses to comments provided by the Staff to outside counsel for the Company in a phone call on February 5, 2016, which were included in a Correspondence filing made on February 10, 2016

•	Responses to comments provided by the Staff to outside counsel for the Company in a phone call on February 9, 2016, which were included in a Correspondence filing made on February 12, 2016

•	Responses to comments provided by the Staff to outside counsel for the Company in a phone call on February 15, 2016, which were included in a Correspondence filing made on February 16, 2016.

The Pre-Effective Amendment includes a letter (the “Acceleration Request Letter”) from the Company and the principal underwriter (the “Underwriter”) of the offering of the Contracts requesting that the Commission accelerate the effective date of the Registration Statement to February 16, 2016. In the Acceleration Request Letter, the Company and the Underwriter each furnish the requested acknowledgments set out in the January 8, 2016.

*****

The Company believes that the Pre-Effective Amendment addresses in full the Staff comments and respectfully requests that the Staff review it as soon as possible.

If you have any questions regarding the Pre-Effective Amendment, please contact the undersigned at 212-389-5080.

Sincerely,

/s/ Dodie Kent
Dodie Kent